Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Revenue Recognition	Revenue Recognition For the period February 23, 2011 (inception) to December 31, 2012, we did not realize any revenue.